Condensed financial information of the Company - Condensed balance sheets (parenthetical) (Details) - $ / shares	Mar. 31, 2022	Sep. 01, 2021	Mar. 31, 2021	Jul. 27, 2020	May 29, 2020	Apr. 22, 2020	Mar. 31, 2020
Condensed financial information of the Company
Ordinary shares, par value	$ 0.0002		$ 0.0002		$ 0.0002	$ 0.00015	$ 0.0002
Ordinary shares, shares authorized	500,000,000		500,000,000		500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	14,900,000		12,000,000				9,000,000
Ordinary shares, shares outstanding	14,900,000	14,900,000	12,000,000	12,000,000	9,000,000	12,000,000	9,000,000
Reportable legal entities | Parent company
Condensed financial information of the Company
Ordinary shares, par value	$ 0.0002		$ 0.0002				$ 0.0002
Ordinary shares, shares authorized	500,000,000		500,000,000				500,000,000
Ordinary shares, shares issued	14,900,000		12,000,000				9,000,000
Ordinary shares, shares outstanding	14,900,000		12,000,000				9,000,000